Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 8. Property and Equipment, net

The components of property and equipment as of September 30, 2023 and December 31, 2022 consisted of the following:

	September 30,	December 31,
	2023	2022
	(Unaudited)
Office equipment	$3,946	$5,911
Furniture and fixtures	2,427	2,447
Financing lease equipment	164,928	64,417
Machinery and equipment	76,929	41,656
Automobile	148,813	149,787
Property and equipment, gross	397,043	264,218
Less: Accumulated depreciation	(76,424)	(18,551)
Property and equipment, net	$320,619	$245,667

Depreciation expense for the three months ended September 30, 2023 and 2022 was $16,616 and $3,011, respectively, and for the nine months ended September 30, 2023 and 2022 was $57,873 and $7,778, respectively, and is included in other general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss.

Note 8. Property and Equipment, Net

The components of property and equipment at December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,
	2022	2021
Office equipment	$5,911	$1,526
Furniture and fixtures	2,447	2,607
Financing lease equipment	64,417	—
Machinery and equipment	41,656	—
Automobile	149,787	—
Property and equipment, gross	264,218	4,133
Less: Accumulated depreciation	(18,551)	(299)
Property and equipment, net	$245,667	$3,834

Depreciation expense for the year ended December 31, 2022 and 2021 was $18,252 and $299, respectively, and is included in other general and administrative expenses on the consolidated statements of operations and comprehensive loss.